INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF CONSOLIDTED STATEMENTS OF COMPREHENSIVE INCOME

7.    INFORMATION ABOUT COMPONENTS OF CONSOLIDTED STATEMENTS OF COMPREHENSIVE INCOME

7.1.   Revenue

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Sale of goods and services	159,198,516	133,048,429	46,751,191	40,677,714
Royalties	1,110,463	442,689	102,178	349,760
	160,308,979	133,491,118	46,853,369	41,027,474

Transactions of sales of goods and services with joint ventures and with shareholders and other related parties are reported in Note 16.

7.2.   Cost of sales

Item	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Inventory as of the beginning of the year	19,366,001	31,338,034	32,677,314	2,835,909
Adjustment of opening net book amount for the application of IAS 29	4,273,416	—	—	—
Combined business	—	—	—	40,846,774
Purchases of the year	88,380,452	65,825,381	25,332,949	17,307,320
Production costs	11,558,513	14,002,049	5,322,615	3,737,400
Foreign currency translation	(9,020,919)	(14,704,912)	(2,381,686)	(1,451,133)
Subtotal	114,557,463	96,460,552	60,951,192	63,276,270
Inventory as of the end of the year	(27,592,582)	(19,366,001)	(31,338,034)	(32,677,314)
Cost of sales	86,964,881	77,094,551	29,613,158	30,598,956

7.3.   R&D classified by nature

	Research	Research	Research	Research
	and	and	and	and
	development	development	development	development
	expenses	expenses	expenses	expenses
Item	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Amortization intangible assets	1,106,390	943,488	435,577	—
Import and export expenses	16,360	21,640	14,165	1,398
Depreciation property, plant and equipment	220,849	223,515	222,446	63,558
Freight and haulage	—	30	73,275	136
Employee benefits and social securities	541,025	1,435,028	481,326	360,760
Maintenance	56,395	86,112	42,373	47,055
Energy and fuel	52,919	78,570	49,785	22,703
Supplies and materials	1,175,184	844,372	107,678	107,436
Mobility and travel	48,308	87,628	66,865	29,822
Stock options based incentive	—	30,005	25,710	43,827
Professional fees and outsourced services	447,383	121,914	90,206	5,850
Office supplies	3,796	17,932	57,564	38,159
System expenses	—	8,851	1,797	211
Insurance	8,593	22,006	18,302	6,646
Miscellaneous	12,189	29,009	303,199	126,293
Total	3,689,391	3,950,100	1,990,268	853,854

7.4.   Expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2019
Amortization intangible assets	—	1,270,530	1,270,530
Analysis and storage	5,811	904	6,715
Commissions and royalties	751,972	489,301	1,241,273
Bank expenses and commissions	—	30,784	30,784
Import and export expenses	95,111	1,396,636	1,491,747
Depreciation property, plant and equipment	1,164,810	1,064,597	2,229,407
Impairment of receivables	—	686,985	686,985
Freight and haulage	1,433,867	2,662,715	4,096,582
Employee benefits and social securities	5,313,211	12,969,653	18,282,864
Maintenance	501,699	532,648	1,034,347
Energy and fuel	568,848	195,449	764,297
Supplies and materials	275,378	214,513	489,891
Mobility and travel	12,097	1,306,067	1,318,164
Publicity and advertising	—	1,709,552	1,709,552
Contingencies	—	67,417	67,417
Professional fees and outsourced services	681,790	7,346,607	8,028,397
Professional fees related parties	—	401,005	401,005
Office supplies	31,394	352,167	383,561
Insurance	105,302	802,352	907,654
System expenses	—	709,539	709,539
Obsolescence	564,873	—	564,873
Taxes	37,388	4,821,136	4,858,524
Miscellaneous	14,962	213,243	228,205
Total	11,558,513	39,243,800	50,802,313

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2018
Amortization intangible assets	—	1,197,988	1,197,988
Analysis and storage	1,225,756	225,462	1,451,218
Commissions and royalties	552,906	671,180	1,224,086
Bank expenses and commissions	—	51,471	51,471
Import and export expenses	131,558	725,479	857,037
Depreciation property, plant and equipment	1,208,699	798,667	2,007,366
Impairment of receivables	—	1,259,127	1,259,127
Freight and haulage	664,984	2,251,297	2,916,281
Employee benefits and social securities	7,582,440	14,265,650	21,848,090
Maintenance	597,497	408,960	1,006,457
Energy and fuel	419,716	610,376	1,030,092
Supplies and materials	169,674	1,577	171,251
Mobility and travel	48,068	1,373,119	1,421,187
Publicity and advertising	—	2,239,505	2,239,505
Contingencies	—	84,411	84,411
Telephone and communications	—	630	630
Professional fees and outsourced services	195	2,058,787	2,058,982
Professional fees related parties	—	759,149	759,149
Office supplies	17,790	549,359	567,149
Insurance	118,610	611,129	729,739
Sistems expenses	19,057	601,955	621,012
Obsolescence	661,804	—	661,804
Taxes	105,104	4,019,515	4,124,619
Miscellaneous	478,191	498,895	977,086
Total	14,002,049	35,263,688	49,265,737

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2017
Amortization intangible assets	—	982,952	982,952
Analysis and storage	20,745	46,781	67,526
Commissions and royalties	60,052	258,456	318,508
Bank expenses and commissions	—	67,094	67,094
Import and export expenses	76,818	(318,951)	(242,133)
Depreciation property, plant and equipment	384,019	648,192	1,032,211
Impairment of receivables	—	333,490	333,490
Freight and haulage	148,362	903,544	1,051,906
Employee benefits and social securities	3,554,197	6,661,622	10,215,819
Maintenance	426,634	297,924	724,558
Energy and fuel	185,379	258,704	444,083
Supplies and materials	160,069	—	160,069
Mobility and travel	15,980	723,117	739,097
Publicity and advertising	—	1,047,653	1,047,653
Contingencies	—	(248,727)	(248,727)
Telephone and communications	—	1,387	1,387
Professional fees and outsourced services	20,462	888,104	908,566
Professional fees related parties	—	447,723	447,723
Office supplies	2,418	466,154	468,572
Insurance	70,320	289,887	360,207
Sistems expenses	10,072	74,084	84,156
Obsolescence	148,840	—	148,840
Taxes	23,850	1,697,783	1,721,633
Miscellaneous	14,398	162,625	177,023
Total	5,322,615	15,689,598	21,012,213

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2016
Amortization intangible assets	—	424,179	424,179
Analysis and storage	67,052	71,126	138,178
Commissions and royalties	405,923	92,943	498,866
Bank expenses and commissions	—	73,991	73,991
Import and export expenses	21,435	232,402	253,837
Depreciation property, plant and equipment	240,638	280,097	520,735
Impairment of receivables	—	125,764	125,764
Freight and haulage	33,638	751,586	785,224
Employee benefits and social securities	1,781,605	2,888,707	4,670,312
Maintenance	3,358	148,583	151,941
Energy and fuel	87,063	126,305	213,368
Supplies and materials	29,885	—	29,885
Mobility and travel	7,540	272,191	279,731
Publicity and advertising	—	384,168	384,168
Contingencies	—	293,009	293,009
Sistems expenses	—	4,633	4,633
Professional fees and outsourced services	14,576	910,145	924,721
Professional fees related parties	—	183,393	183,393
Office supplies	5,813	160,938	166,751
Insurance	—	86,497	86,497
Obsolescence	982,351	—	982,351
Taxes	11,967	1,072,358	1,084,325
Miscellaneous	44,556	244,106	288,662
Total	3,737,400	8,827,121	12,564,521

7.5.   Finance results

Finance Income	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Interest generated by assets	1,397,025	909,912	303,513	65,896
Interest generated by assets related parties	90,188	294,577	179,887	73,178
Gain for cancellation of purchase option	6,582,849	—	—	—
Changes in fair value of financial assets or liabilities and other financial results	649,998	67,349	92,820	17,394
	8,720,060	1,271,838	576,220	156,468

Finance Costs	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Interest generated by liabilities with the parent	(1,386,288)	(118,266)	(520,959)	(1,118,679)
Interest generated by liabilities	(22,884,366)	(16,646,801)	(7,422,210)	(5,011,139)
Financial commissions	(1,578,292)	(1,628,075)	(1,032,366)	(885,351)
Other financial loss	(243,688)	—	(517,136)	(136,792)
	(26,092,634)	(18,393,142)	(9,492,671)	(7,151,961)

Other finance results	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Share based payment cost of listing shares (Note 10.3)	(20,893,789)	—	—	—
Net gain of inflation effect on monetary items	14,653,335	—	—	—
Exchange differences generated by assets	48,355,784	25,710,957	1,186,264	—
Exchange differences generated by liabilities	(66,200,973)	(49,540,369)	(2,463,076)	(1,254,084)
	(24,085,643)	(23,829,412)	(1,276,812)	(1,254,084)

Total net finance results	(41,458,217)	(40,950,716)	(10,193,263)	(8,249,577)